MORTGAGE LOANS ON REAL ESTATE - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment loanAgreement	Dec. 31, 2024 USD ($) loanAgreement	Dec. 31, 2023 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of portfolio segments | segment	2
Interest income recognized on loans in non-accrual status	$ 10,000,000	$ 2,000,000	$ 2,000,000
Uncollectible accrued interest receivable written off	5,000,000	0	0
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Mortgage loans modified	$ 150,000,000	$ 260,000,000	$ 219,000,000
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans | loanAgreement	279	266